Asset Realization (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Realization
Asset impairment charges	$ 0.0	$ 154.4	$ 528.3	$ 910.9
Asset realization risk	$ 475.0